UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2019, Causeway Emerging Markets Fund’s (the “Fund’s”) Institutional Class returned -1.08% and Investor Class returned -1.13%, compared to 1.83% for the MSCI Emerging Markets Index (Gross) (“EM Index”). Since the Fund’s inception on March 30, 2007, the Fund’s average annual total returns are 4.03% for the Institutional Class and 3.85% for the Investor Class, compared to 3.89% for the EM Index. As of March 31, 2019, the Fund had net assets of $4.57 billion.

Performance Review

Geopolitical tensions and concerns of a broader slowdown in global economic growth fueled stock market volatility in the fourth quarter of 2018 and weighed on emerging market (“EM”) equities. However, buoyed by an increasingly dovish US Federal Reserve (“Fed”) and optimism surrounding US-China trade negotiations, EM equities reversed course and posted positive returns in the first quarter of 2019. The strongest performing sectors in the EM Index during the period were real estate, utilities, and financials. The weakest performers in the EM Index were the health care, materials, and information technology sectors. All three emerging regions posted positive returns, led by the emerging Latin American region, followed by the Europe, Middle East, and Africa (“EMEA”) and emerging Asia regions.

We use a combination of stock-specific factors and country, currency, sector, and macroeconomic analysis to rank the stocks in our investable universe. Of the factors we use to forecast alpha (performance in excess of the EM Index), our top-down sector factors demonstrated the strongest performance during the period. Our bottom-up valuation factors also posted strong positive performance for the sixth months ended March 31, 2019. Our bottom-up earnings growth and technical factors, however, posted negative returns. Finally, our top-down macroeconomic, country, and currency factors all delivered negative performance as well.

Holdings in the information technology, financials, and energy sectors were the largest detractors from the Fund’s performance versus the EM Index during the period. Holdings in the consumer staples, consumer discretionary, and health care sectors offset some of the underperformance. The largest stock-level detractors were underweight positions in bank, Banco Bradesco SA (Brazil) and oil & gas exploration company, Petroleo Brasileiro SA (Brazil), along with an overweight position in oil & gas exploration & production company, China Petroleum & Chemical Corp. (China). The top stock–level contributors to performance relative to the EM Index were overweight positions in bank, Banco do Brasil SA (Brazil), financial & industrial holdings company, Investimentos Itau (Brazil), and multinational food processing company, JBS SA (Brazil).

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative investment process. The largest increases in active weightings (compared to EM Index weightings) were to the communication services and consumer staples sectors, and the biggest reductions in active weightings were to the information technology and consumer discretionary sectors. Notable changes in the Fund’s active country weightings included increases to exposures in Brazil, Indonesia, and Russia. We reduced active exposures to Taiwan, Malaysia, and Thailand.

2	Causeway Emerging Markets Fund

Significant purchases included new positions in energy & industrials holding company, Reliance Industries (India), pharmaceuticals producer, Aurobindo Pharma Ltd. (India), technology manufacturer, Lenovo Group Ltd. (China), bank, PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia), and food & merchandise retailer, Companhia Brasileira de Distribuicao (Brazil). Significant sales included decreased exposures to oil & gas exploration & production company, China Petroleum & Chemical Corp. (China), state-owned oil & gas company, PTT Public Co., Ltd. (Thailand), integrated oil & gas company, SK Innovation Co., LTd. (South Korea), and financial services group, FirstRand Ltd. (South Africa), as well as a full sale of for-profit educator, NEW Oriental Education & Technology Ltd. (China).

Investment Outlook

Given slowing US growth and well-contained inflation, the Fed’s interest rate hiking cycle appears stalled for the foreseeable future. This dovish sentiment was expressed in the bond market, where the yield curve inverted for the first time since 2007 when the yield on the 10-Year US Treasury Note fell below that of the 3-month Treasury Bill in March. Historically, inverted yield curves have been negative indicators for equity markets as they often signal recessions and global slowdowns. In this scenario, EM equities would be especially exposed. The Fed, preferring to avoid an inverted yield curve environment, may be compelled to lower its target rate sooner than originally anticipated, which would improve global liquidity and support EM equities. The strength of the US dollar is another important factor in EM. After rallying in January, many EM currencies depreciated versus the US dollar in February and March. This trend suggests investors are concerned about global growth and possible EM interest rate cuts, prompting them to sell EM currencies.

After underperforming in 2018, our technical (momentum) factor has continued to lag this year. We acknowledge that momentum’s performance can be volatile and the current environment may be particularly challenging for this factor. In the late stages of a market and economic cycle characterized by uncertain Fed policy, US-China trade tensions, and Brexit-related issues, trends may be fleeting and overwhelmed by investors’ desires to harvest short-term profits. This has presented a difficult environment for the momentum factor. We are researching momentum’s recent underperformance to determine whether this phenomenon is cyclical, structural, or attributable to natural volatility. However, we continue to believe that adding momentum to a value-based strategy can help minimize value traps and enhance the Fund’s risk-adjusted return profile over the long-term.

Causeway Emerging Markets Fund	3

We thank you for your continued confidence in Causeway Emerging Markets Fund, and look forward to serving you in the future.

March 31, 2019

Arjun Jayaraman	MacDuff Kuhnert	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

4	Causeway Emerging Markets Fund

March 31, 2019
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	-12.70%	9.35%	3.01%	10.68%	4.03%
Investor Class	-12.87%	9.11%	2.77%	10.46%	3.85%
MSCI Emerging Markets Index (Gross)	-7.06%	11.09%	4.06%	9.31%	3.89%

*	Inception is March 30, 2007.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 25, 2019 prospectus, the Fund’s ratios of expenses in relation to average net assets were 1.15% and 1.40% for the Institutional Class and Investor Class, respectively. The Fund currently imposes a 2% redemption fee on the value of shares redeemed less than 60 days after purchase. If your account incurred a redemption fee, your performance will be lower than the performance shown here. The redemption fee is expected to be removed, effective October 1, 2019. For more information, please see the prospectus.

The MSCI Emerging Markets Index (Gross) (the “Index”) is a free float-adjusted market capitalization index, designed to measure equity market performance of emerging markets, consisting of 24 emerging country indices. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway Emerging Markets Fund	5

SCHEDULE OF INVESTMENTS (000)*

March 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 5.6%

Banco do Brasil SA	4,915,900	$60,869

Engie Brasil Energia SA	958,025	10,504

Estacio Participacoes SA	1,859,900	12,622

Gerdau S.A. ADR	4,187,800	16,249

JBS SA	8,657,800	35,690

Smiles Fidelidade SA	988,100	11,962

Sul America SA	1,279,300	9,655

Suzano Papel e Celulose SA	2,352,700	27,821

Telefonica Brasil SA ADR	1,326,300	16,008

Vale SA, Class B ADR	4,208,759	54,966

		256,346

China — 32.2%

Agile Group Holdings Ltd.	8,578,000	13,924

Alibaba Group Holding Ltd. ADR[1]	1,075,271	196,183

Anhui Conch Cement Co. Ltd., Class H	9,147,000	55,970

Baidu Inc. ADR[1]	262,174	43,219

Bank of China Ltd., Class H	94,425,000	42,914

Beijing Enterprises Holdings Ltd.	2,974,500	16,890

China Communications Construction Co. Ltd., Class H	28,646,000	29,689

China Construction Bank Corp., Class H	177,297,000	152,186

China Lumena New Materials Corp.[1,2,3]	10,564,000	—

China Merchants Port Holdings Co. Ltd.	5,310,000	11,324

China Mobile Ltd.	5,216,500	53,231

China Mobile Ltd. ADR	545,037	27,791

China Petroleum & Chemical Corp., Class H	81,126,000	64,387

China Railway Construction Corp. Ltd., Class H	15,096,000	19,814

China Railway Group Ltd., Class H	17,379,000	15,867

CNOOC Ltd.	30,271,000	56,385

Country Garden Holdings Co. Ltd.	15,915,000	24,919

Dongfeng Motor Group Co. Ltd., Class H	13,354,000	13,397

Fosun International Ltd.	13,806,000	23,457

The accompanying notes are an integral part of the financial statements.

6	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

Guangzhou Automobile Group Co. Ltd., Class H	13,943,200	$16,502

Guangzhou R&F Properties Co. Ltd., Class H	9,820,400	21,301

Haier Electronics Group Co. Ltd.	1,267,000	3,689

KWG Property Holding Ltd.	10,555,000	12,767

Lenovo Group Ltd.	28,614,000	25,817

Maanshan Iron & Steel Co. Ltd., Class H	23,424,000	11,481

Ping An Insurance Group Co. of China Ltd., Class H	8,705,500	98,008

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,910,200	19,420

Shimao Property Holdings Ltd.	7,374,500	23,110

Sinopharm Group Co. Ltd., Class H	7,240,800	30,190

Tencent Holdings Ltd.	6,440,100	296,166

Yuexiu Property Co. Ltd.	25,396,000	6,122

YY Inc. ADR[1]	339,238	28,500

Zhejiang Expressway Co. Ltd., Class H	13,446,000	15,435

		1,470,055

Czech Republic — 0.3%

CEZ AS	536,769	12,614

India — 10.8%

Aurobindo Pharma Ltd.	2,367,014	26,792

Biocon Ltd.	2,280,728	20,123

Dr Reddy’s Laboratories Ltd.	399,827	16,069

HCL Technologies Ltd.	2,277,686	35,785

Hindalco Industries Ltd.	10,492,107	31,123

Hindustan Unilever Ltd.	1,855,208	45,694

ICICI Bank Ltd. ADR	3,834,135	43,939

Indiabulls Housing Finance Ltd.	1,934,216	23,930

Jubilant Foodworks Ltd.	979,412	20,406

Larsen & Toubro Ltd.	1,793,010	35,868

Mahindra & Mahindra Ltd.	579,111	5,632

REC Ltd.	7,632,695	16,827

Reliance Capital Ltd.	4,024,427	11,891

Reliance Industries Ltd.	1,792,441	35,276

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — (continued)

State Bank of India[1]	4,202,877	$19,439

Tata Consultancy Services Ltd.	1,315,419	38,018

Tata Steel Ltd.	2,062,134	15,502

Titan Co. Ltd.	2,010,745	33,149

Vedanta Ltd.	6,621,327	17,641

		493,104

Indonesia — 1.2%

Bank Negara Indonesia Persero Tbk PT	25,904,100	17,145

Bank Rakyat Indonesia Persero	87,271,100	25,340

Gudang Garam Tbk PT	1,955,700	11,442

		53,927

Malaysia — 1.1%

AirAsia Group Bhd	22,010,400	14,367

Malayan Banking Bhd	10,435,444	23,713

Tenaga Nasional Bhd	4,213,700	13,091

		51,171

Mexico — 2.1%

Alfa SAB de CV, Class A	15,179,700	16,094

America Movil SAB de CV, Class L ADR	64,272	918

Gruma SAB de CV, Class B	1,463,905	14,992

Grupo Financiero Banorte SAB de CV, Class O	5,616,600	30,513

Wal-Mart de Mexico SAB de CV	12,612,300	33,717

		96,234

Peru — 1.0%

Credicorp Ltd.	197,515	47,394

Poland — 0.9%

Polski Koncern Naftowy Orlen SA	590,180	15,022

Powszechny Zaklad Ubezpieczen SA	2,513,769	26,535

		41,557

The accompanying notes are an integral part of the financial statements.

8	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Russia — 5.6%

Gazprom PJSC ADR	13,612,465	$61,498

Lukoil PJSC ADR	1,058,565	94,916

MMC Norilsk Nickel PJSC ADR	442,809	9,357

Mobile Telesystems ADR	2,949,245	22,296

Sberbank of Russia ADR	4,978,585	66,094

		254,161

Saudi Arabia — 0.9%

Mobile Telecommunications Co. Saudi Arabia[1]	5,346,854	15,740

National Commercial Bank	832,771	12,205

Saudi Telecom Co.	428,582	12,216

		40,161

South Africa — 1.8%

Absa Group Ltd.	1,752,555	18,547

Barloworld Ltd.	1,095,011	9,700

Exxaro Resources Ltd.	1,944,223	22,112

FirstRand Ltd.	1,934,654	8,471

Nedbank Group Ltd.	674,114	11,781

Old Mutual Ltd.	7,486,603	11,360

		81,971

South Korea — 14.8%

Daelim Industrial Co. Ltd.	207,671	17,639

Fila Korea Ltd.	287,909	19,803

Hana Financial Group Inc.	1,177,282	37,800

Hanwha Corp.	635,195	17,052

Hyundai Marine & Fire Insurance Co. Ltd.	509,234	17,016

KB Financial Group Inc.	1,242,409	45,972

Kia Motors Corp.	790,278	24,629

Korean Air Lines Co. Ltd.	489,763	13,771

LG Corp.	455,068	31,086

LG Electronics Inc.	347,453	23,039

LG Uplus Corp.	921,810	12,554

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)

POSCO	168,717	$37,674

POSCO ADR	194,295	10,727

Samsung Electronics Co. Ltd.	5,512,792	217,441

SK Hynix Inc.	956,836	62,736

SK Innovation Co. Ltd.	161,811	25,597

SK Telecom Co. Ltd.	174,396	38,623

SK Telecom Co. Ltd. ADR	187,156	4,584

Woori Financial Group Inc.	1,687,058	20,436

		678,179

Taiwan — 8.9%

Accton Technology Corp.	3,275,000	13,275

Catcher Technology Co. Ltd.	3,355,000	25,918

Delta Electronics Inc.	3,442,000	17,784

Formosa Plastics Corp.	7,427,000	26,436

Fubon Financial Holding Co. Ltd.	23,447,000	35,051

HON HAI Precision Industry Co. Ltd.	8,800,298	21,032

Inventec Corp.	15,862,000	12,085

Lite-On Technology Corp.	11,728,202	17,095

Makalot Industrial Co. Ltd.	328,000	2,302

Pegatron Corp.	8,361,000	14,498

Powertech Technology Inc.	6,227,000	14,745

Taiwan Semiconductor Manufacturing Co. Ltd.	1,345,000	10,772

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,349,740	137,206

TCI Co. Ltd.	1,017,998	13,985

Yageo Corp.	1,626,000	17,133

Yuanta Financial Holding Co. Ltd.	47,149,850	26,894

		406,211

Thailand — 3.0%

Charoen Pokphand Foods PCL	25,727,800	20,683

Kiatnakin Bank PCL	7,447,200	16,325

PTT PCL	27,701,300	41,901

Sansiri PCL	74,152,766	3,064

The accompanying notes are an integral part of the financial statements.

10	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/Warrants	Value

Thailand — (continued)

Thai Oil PCL	8,600,900	$18,841

Thanachart Capital	10,113,000	17,375

Tisco Financial Group PCL	7,352,300	20,476

		138,665

Turkey — 1.1%

Tekfen Holding AS	4,901,458	19,893

Turkcell Iletisim Hizmetleri AS	9,636,682	20,921

Turkiye Garanti Bankasi AS	7,897,308	11,880

		52,694

Total Common Stock

(Cost $3,863,920) — 91.3%		4,174,444

PREFERENCE STOCK

Brazil — 3.6%

Banco do Estado do Rio Grande do Sul‡	1,288,500	7,961

Braskem SA‡	1,471,687	19,001

Cia Brasileira de Distribuicao‡[1]	1,021,100	23,717

Cia Paranaense de Energia‡	927,000	8,639

Itausa - Investimentos Itau SA‡	26,586,521	81,144

Petroleo Brasileiro SA, Class A ADR‡	1,536,300	21,969

Total Preference Stock

(Cost $150,121) — 3.6%		162,431

WARRANT

MSCI China A Market Access, Expires 10/18/2019[1]	47,204	46,827

Total Warrant

(Cost $35,544) — 1.0%		46,827

EXCHANGE TRADED FUND

iShares MSCI Emerging Markets ETF	969,437	41,608

Total Exchange Traded Fund

(Cost $41,302) — 0.9%		41,608

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2019 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.340%**	114,154,977	$114,155

Total Short-Term Investment

(Cost $114,155) — 2.5%		114,155

Total Investments — 99.3%

(Cost $4,205,042)		4,539,465

Other Assets in Excess of Liabilities — 0.7%		30,298

Net Assets — 100.0%		$4,569,763

A list of the open futures contracts held by the Fund at March 31, 2019 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI Emerging Markets	1,864	Jun-2019	$98,284	$98,550	$266

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2019
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of March 31, 2019 was $– and represented 0.0% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2019 was $– and represented 0.0% of net assets.

ADR	American Depositary Receipt

Amounts designated as “—” are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	Causeway Emerging Markets Fund

SCHEDULE OF INVESTMENTS (000) (continued)

March 31, 2019 (Unaudited)

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2019:

Investments in Securities	Level 1	Level 2†	Level 3††		Total
Common Stock
Brazil	$256,346	$—	$—		$256,346
China	295,693	1,174,362	—	^	1,470,055
Czech Republic	—	12,614	—		12,614
India	43,939	449,165	—		493,104
Indonesia	—	53,927	—		53,927
Malaysia	—	51,171	—		51,171
Mexico	96,234	—	—		96,234
Peru	47,394	—	—		47,394
Poland	—	41,557	—		41,557
Russia	22,296	231,865	—		254,161
Saudi Arabia	15,740	24,421	—		40,161
South Africa	—	81,971	—		81,971
South Korea	35,747	642,432	—		678,179
Taiwan	137,205	269,006	—		406,211
Thailand	—	138,665	—		138,665
Turkey	—	52,694	—		52,694

Total Common Stock	950,594	3,223,850	—		4,174,444

Preference Stock	162,431	—	—		162,431

Warrant	—	46,827	—		46,827

Exchange Traded Fund	41,608	—	—		41,608

Short-Term Investment	114,155	—	—		114,155

Total Investments in Securities	$1,268,788	$3,270,677	$—		$4,539,465

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation**	$266	$—	$—		$266

Total Other Financial Instruments	$266	$—	$—		$266

*	Futures contracts are valued at the unrealized appreciation on the instruments.
**	Only variation margin of the Future Contracts is reported within the Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	13

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2019 (Unaudited)

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to “Foreign Line” securities using “Local Line” prices, or due to markets being closed. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur when values are adjusted as discussed above. At March 31, 2019, securities with a value of $30,190, which represented 0.7% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to significant market movements following the close of local trading that triggered the fair valuation of certain securities at the end of the period and did not trigger fair valuation at fiscal year end. At March 31, 2019, there were no Level 3 securities

††

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy.

For more information on valuation inputs, See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	Causeway Emerging Markets Fund

SECTOR DIVERSIFICATION

As of March 31, 2019, the sector diversification was as follows (Unaudited):

Causeway Emerging Markets Fund	Common Stock	Preference Stock	% of Net Assets

Financials	22.0%	2.0%	24.0%

Information Technology	14.9	0.0	14.9

Communication Services	13.2	0.0	13.2

Energy	9.6	0.5	10.1

Consumer Discretionary	8.5	0.0	8.5

Materials	6.5	0.4	6.9

Industrials	6.7	0.0	6.7

Consumer Staples	3.9	0.5	4.4

Health Care	2.5	0.0	2.5

Real Estate	2.3	0.0	2.3

Utilities	1.2	0.2	1.4

Total	91.3	3.6	94.9

Exchange Traded Fund			0.9

Warrant			1.0

Short-Term Investment			2.5

Other Assets in Excess of Liabilities			0.7

Net Assets			100.0%

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	15

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

3/31/19
ASSETS:
Investments at Value (Cost $4,205,042)	$4,539,465
Cash	22,309
Foreign Currency (Cost $3,858)	3,858
Receivable for Investment Securities Sold	26,270
Receivable for Fund Shares Sold	24,883
Receivable for Dividends	16,792
Variation Margin Receivable	932
Receivable for Tax Reclaims	678
Unrealized Appreciation on Spot Foreign Currency Contracts	10
Prepaid Expenses	113

Total Assets	4,635,310

LIABILITIES:
Payable for Investment Securities Purchased	49,408
Payable for Fund Shares Redeemed	8,816
Payable Due to Adviser	3,820
Accrued Foreign Capital Gains Tax on Appreciated Securities	1,693
Payable Due to Custodian	1,243
Payable Due to Administrator	107
Payable for Shareholder Service Fees — Investor Class	101
Unrealized Depreciation on Spot Foreign Currency Contracts	68
Payable for Trustees’ Fees	63
Other Accrued Expenses	228

Total Liabilities	65,547

Net Assets	$4,569,763

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$4,322,259
Total Distributable Loss	247,504

Net Assets	$4,569,763

Net Asset Value Per Share (based on net assets of $4,124,741,733 ÷ 333,197,770 shares) — Institutional Class	$ 12.38

Net Asset Value Per Share (based on net assets of $445,020,931 ÷ 35,602,217 shares) — Investor Class	$ 12.50

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

16	Causeway Emerging Markets Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY EMERGING MARKETS FUND

10/01/18 to 3/31/19
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $7,701)	$37,634
Interest Income	145

Total Investment Income	37,779

EXPENSES:
Investment Advisory Fees	21,888
Custodian Fees	2,145
Administration Fees	616
Shareholder Service Fees — Investor Class	462
Transfer Agent Fees	181
Professional Fees	181
Printing Fees	100
Trustees’ Fees	83
Registration Fees	60
Pricing Fees	15
Line of Credit	6
Other Fees	107

Total Expenses	25,844

Net Expenses	25,844

Net Investment Income	11,935

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Loss on Investments	(11,269)
Net Realized Gain on Futures Contracts	927
Net Realized Loss from Foreign Currency Transactions	(547)
Net Change in Unrealized Depreciation on Investments	(67,679)
Net Change in Unrealized Depreciation on Futures Contracts	(1,660)
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(1,353)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(188)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(81,769)

Net Decrease in Net Assets Resulting from Operations	$(69,834)

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	17

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY EMERGING MARKETS FUND

	10/01/18 to 3/31/19 (Unaudited)	10/01/17 to 9/30/18
OPERATIONS:
Net Investment Income	$11,935	$89,189
Net Realized Gain (Loss) on Investments	(11,269)	167,419 (1)
Net Realized Gain on Futures Contracts	927	(5,478)
Net Realized Loss from Foreign Currency Transactions	(547)	(3,347)
Net Change in Unrealized Depreciation on Investments	(67,679)	(458,603)
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	(1,660)	3,278
Net Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(1,353)	4,440
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(188)	(5)

Net Decrease in Net Assets Resulting From Operations	(69,834)	(203,107)

DISTRIBUTIONS:(2)
Institutional Class	(75,107)	(61,887)
Investor Class	(5,948)	(11,833)

Total Distributions to Shareholders	(81,055)	(73,720)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(3)	(93,714)	713,969
Redemption Fees(4)	46	149

Total Increase (Decrease) in Net Assets	(244,557)	437,291

NET ASSETS:
Beginning of Period	4,814,320	4,377,029

End of Period(5)	$4,569,763	$4,814,320

(1)	Includes realized gains as a result of an in-kind redemption (see Note 10 in the Notes to Financial Statements).
(2)

Current presentation of distributions conform with Regulation S-X disclosure simplification. Prior year distributions have been consolidated to conform with Regulation S-X disclosure simplification (See Note 12).

(3)	See Note 7 in the Notes to Financial Statements.
(4)	See Note 2 in the Notes to Financial Statements.
(5)

Includes undistributed net investment income of $70,682, as of September 30, 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

Amounts designated as “—” are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway Emerging Markets Fund

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FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2019 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
CAUSEWAY EMERGING MARKETS FUND
Institutional
2019(1)	12.77	0.03	(0.19)	(0.16)	(0.23)	—	(0.23)	—	(2)
2018	13.41	0.26	(0.68)	(0.42)	(0.22)	—	(0.22)	—	(2)
2017	10.89	0.22	2.46	2.68	(0.16)	—	(0.16)	—	(2)
2016	10.00	0.19	0.86	1.05	(0.16)	—	(0.16)	—	(2)
2015	12.33	0.24	(2.29)	(2.05)	(0.28)	—	(0.28)	—	(2)
2014	11.65	0.28	0.51	0.79	(0.11)	—	(0.11)	—
Investor
2019(1)	12.84	0.02	(0.18)	(0.16)	(0.18)	—	(0.18)	—	(2)
2018	13.49	0.20	(0.66)	(0.46)	(0.19)	—	(0.19)	—	(2)
2017	10.96	0.19	2.48	2.67	(0.14)	—	(0.14)	—	(2)
2016	10.06	0.14	0.90	1.04	(0.14)	—	(0.14)	—	(2)
2015	12.40	0.29	(2.39)	(2.10)	(0.24)	—	(0.24)	—	(2)
2014	11.72	0.23	0.53	0.76	(0.08)	—	(0.08)	—

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share (See Note 2 in the Notes to Financial Statements).
(3)

The expense ratio includes a one-time adjustment as a result of a management change in accrual estimate relating to shareholder service fees. Had this adjustment been excluded, the ratios would have been 1.40%, 1.40% and 1.39%, respectively.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

20	Causeway Emerging Markets Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waiver Reimburse- ments) (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)

12.38	(1.08)	4,124,742	1.15		1.15		0.57		20
12.77	(3.25)	4,239,060	1.15		1.15		1.89		49
13.41	25.08	3,565,886	1.15		1.15		1.82		50
10.89	10.70	2,469,222	1.18		1.18		1.89		73
10.00	(16.94)	1,348,773	1.19		1.19		2.06		100
12.33	6.84	852,202	1.20		1.20		2.31		112

12.50	(1.13)	445,021	1.37		1.37		0.32		20
12.84	(3.50)	575,260	1.39	(3)	1.39	(3)	1.40	(3)	49
13.49	24.71	811,143	1.40		1.40		1.56		50
10.96	10.23	583,567	1.43		1.43		1.43		73
10.06	(17.17)	614,307	1.46		1.46		2.55		100
12.40	6.55	68,113	1.45		1.45		1.89		112

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway Emerging Markets Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded, and such settlement prices are provided by an independent source. On days when there is excessive volume or market volatility or when a futures contract does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time the Fund calculates its net asset value. On such days, the best available price (which is typically the last sale price) may be used to value the Fund’s futures contracts. Participation notes or warrants used to obtain exposure to the China A-Share market are fair valued based on the underlying stocks and terms of the note or warrant, including those related to performance and fees.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing

22	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in a designated exchange-traded fund that trades in the U.S. that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and

Causeway Emerging Markets Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

ownership restrictions on foreign persons in certain countries, including without limitation Russia and Thailand, securities sometimes trade in a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended, March 31, 2019, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the

24	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

value of the foreign currency or if the counterparties do not perform under the contract’s terms.

Futures Contracts – To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for cash management as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2019.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Redemption Fee – The Fund currently imposes a redemption fee of 2% on the value of capital shares redeemed by shareholders less than 60 days after purchase. The redemption fee also applies to exchanges from the Fund. The redemption fee is paid to the Fund. The redemption fee does not apply to shares purchased through reinvested distributions or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to accounts designated as omnibus accounts with the transfer agent. These are arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the Fund may seek agreements with these intermediaries to impose the Fund’s redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. The officers of the Fund may waive the redemption fee for shareholders in asset allocation and similar investment programs believed not to be engaged in short-term market timing, including for holders of shares purchased by Causeway Capital Management LLC (the“Adviser”) for its clients to rebalance their portfolios. For the six months ended March 31, 2019, the Institutional Class and Investor Class retained $34,834 and $11,420 in redemption fees, respectively. The redemption fee is expected to be removed, effective October 1, 2019.

Causeway Emerging Markets Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2020 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% of Institutional Class and Investor Class average daily net assets. No waivers or reimbursements were required for the six months ended March 31, 2019.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2019, the Investor Class paid 0.22% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution

Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust. As of March 31, 2019, approximately $577 thousand of the net assets were held by investors affiliated with the adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six months ended March 31, 2019, for the Fund were as follows (000):

Purchases	Sales
$884,733	$1,025,873

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

The Fund may use futures contracts, including futures contracts based on emerging markets indices, to obtain exposures to emerging markets for cash management or other reasons.

26	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Participation notes or warrants, which may be used to obtain exposure to the China A-Share market, are also derivative instruments and involve special risks including counterparty risk, liquidity risk, and basis risk.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the ended fiscal year ended September 30, 2018, non-U.S. taxes paid on realized gains were $0 and non-U.S. taxes accrued on unrealized gains were $340,085.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2018 and September 30, 2017 were as follows (000):

	Ordinary Income	Total
2018	$73,720	$73,720
2017	43,816	43,816

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$70,685
Capital Loss Carryforwards	(60,568)
Unrealized Appreciation	388,281
Other Temporary Differences	(5)

Total Distributable Earnings	$398,393

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$60,568	$—	$60,568

At March 31, 2019, the total cost of investments for Federal income tax purposes and the aggregate gross

Causeway Emerging Markets Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$4,205,042	$623,652	$(289,229)	$334,423

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2019 (Unaudited)		Fiscal Year Ended September 30, 2018
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	40,301	$481,919	123,003	$1,701,575
Shares Issued in Reinvestment of Dividends and Distributions	5,695	64,069	3,729	51,903
Shares Redeemed	(44,878)	(531,868)	(60,540)	(837,985)

Increase in Shares Outstanding Derived from Institutional Class Transactions	1,118	14,120	66,192	915,493

Investor Class
Shares Sold	17,170	205,071	34,580	465,556
Shares Issued in Reinvestment of Dividends and Distributions	520	5,909	840	11,782
Shares Redeemed	(26,880)	(318,814)	(50,740)	(678,862)

Decrease in Shares Outstanding Derived from Investor Class Transactions	(9,190)	(107,834)	(15,320)	(201,524)

Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	(8,072)	$(93,714)	50,872	$713,969

8.	Significant Shareholder Concentration

As of March 31, 2019, two of the Fund’s shareholders of record owned 68% of net assets in the Institutional Class. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out

28	Causeway Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	In-Kind Transfers of Securities

During the fiscal year ended September 30, 2018, an investor redeemed shares of beneficial interest from the Fund in exchange for securities. These securities were transferred at their fair values on the dates of such transactions.

	Shares Redeemed (000)	Value ($000)	Gain ($000)
6/15/18	(53,944)	119,582	31,487
6/29/18	(52,582)	111,095	35,943

11.	Regulatory Matters

On August 17, 2018, the Securities and Exchange Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates for registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

12.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements, except for the following: The redemption fee is expected to be removed, effective October 1, 2019.

Causeway Emerging Markets Fund	29

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2018 to March 31, 2019).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

30	Causeway Emerging Markets Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/18	Ending Account Value 03/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Emerging Markets Fund

Actual Portfolio Return
Institutional Class	$1,000.00	$989.20	1.15%	$5.75

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.10	1.15%	$5.84
Causeway Emerging Markets Fund

Actual Portfolio Return
Investor Class	$1,000.00	$988.70	1.37%	$6.79

Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.10	1.37%	$6.89

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Causeway Emerging Markets Fund	31

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer mail paper copies of the shareholder reports of the Fund, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Trust’s website (www.causewayfunds.com/fund-documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or call 1-866-947-7000 (for accounts held directly with the Fund).

You may elect to continue to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-866-947-7000. Your election to receive reports in paper will apply to all funds held with the Trust or through your financial intermediary.

CCM-SA-004-1100

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant because it is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant because it is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant’s last filing on Form N-CSR.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of

1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has not been any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan
Turner Swan, President

Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan
Turner Swan, President

Date: June 7, 2019

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 7, 2019